Financial instruments related to commodity contracts - Fair value hierarchy (Details) - Derivative financial instruments related to commodity contracts - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial structure, financial costs and financial instruments
Fair value of financial instruments	$ 1,315	$ 1,392	$ (638)
Active management horizon of assessment	12 months	12 months	12 months
Level 1
Financial structure, financial costs and financial instruments
Fair value of financial instruments	$ (95)	$ (65)	$ 1,127
Level 2
Financial structure, financial costs and financial instruments
Fair value of financial instruments	970	(389)	927
Level 3
Financial structure, financial costs and financial instruments
Fair value of financial instruments	440	1,846	(2,692)
Gas & Power activities
Financial structure, financial costs and financial instruments
Fair value of financial instruments	1,730	1,730	39	$ 2,347
Gas & Power activities | Level 1
Financial structure, financial costs and financial instruments
Fair value of financial instruments	(119)	(78)	1,054
Gas & Power activities | Level 2
Financial structure, financial costs and financial instruments
Fair value of financial instruments	1,409	(38)	1,677
Gas & Power activities | Level 3
Financial structure, financial costs and financial instruments
Fair value of financial instruments	440	1,846	(2,692)
Crude oil, petroleum products and freight rates activities
Financial structure, financial costs and financial instruments
Fair value of financial instruments	(415)	(338)	(677)	$ (901)
Crude oil, petroleum products and freight rates activities | Level 1
Financial structure, financial costs and financial instruments
Fair value of financial instruments	24	13	73
Crude oil, petroleum products and freight rates activities | Level 2
Financial structure, financial costs and financial instruments
Fair value of financial instruments	$ (439)	$ (351)	$ (750)